Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0002036029
Registrant Name	83 Investment Group Income Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A